Capital	12 Months Ended
Dec. 31, 2020
Banking Regulation, Total Capital [Abstract]
Capital
NOTE 19: CAPITAL
The Company is subject to examination, regulation, and periodic reporting under the Bank Holding Company Act of 1956, as amended, which is administered by the FRB. The FRB has adopted capital adequacy guidelines for bank holding companies (on a consolidated basis) that are substantially similar to those of the FDIC for the Bank.
The following tables present the regulatory capital ratios for the Company at December 31, 2020 and 2019, in comparison with the minimum amounts and ratios required by the FRB for capital adequacy purposes:

	Risk-Based Capital
At December 31, 2020	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$3,962,399	9.72%	$4,465,239	10.95%	$5,289,611	12.97%	$4,465,239	8.52%
Minimum for capital adequacy purposes	1,834,858	4.50	2,446,478	6.00	3,261,970	8.00	2,095,846	4.00

Excess	$2,127,541	5.22%	$2,018,761	4.95%	$2,027,641	4.97%	$2,369,393	4.52%

	Risk-Based Capital
At December 31, 2019	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$3,818,311	9.91%	$4,321,151	11.22%	$5,111,990	13.27%	$4,321,151	8.66%
Minimum for capital adequacy purposes	1,733,826	4.50	2,311,768	6.00	3,082,358	8.00	1,996,966	4.00

Excess	$2,084,485	5.41%	$2,009,383	5.22%	$2,029,632	5.27%	$2,324,185	4.66%

At December 31, 2020, our total risk-based capital ratio exceeded the minimum requirement for capital adequacy purposes by 497 basis points and the fully phased-in
capital conservation buffer by 247 basis points.

The Bank is subject to regulation, examination, and supervision by the NYSDFS and the FDIC (the “Regulators”). The Bank is also governed by numerous federal and state laws and regulations, including the FDIC Improvement Act of 1991, which established five categories of capital adequacy ranging from “well capitalized” to “critically undercapitalized.” Such classifications are used by the FDIC to determine various matters, including prompt corrective action and each institution’s FDIC deposit insurance premium assessments. Capital amounts and classifications are also subject to the Regulators’ qualitative judgments about the components of capital and risk weightings, among other factors.
The quantitative measures established to ensure capital adequacy require that banks maintain minimum amounts and ratios of leverage capital to average assets and of common equity tier 1 capital, tier 1 capital, and total capital to risk-weighted assets (as such measures are defined in the regulations). At December 31, 2020, the Bank exceeded all the capital adequacy requirements to which they were subject.
As of December 31, 2020, the Company and the Bank are categorized as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as well capitalized, a bank must maintain a minimum common equity tier 1 risk-based capital ratio of 6.50%; a minimum tier 1 risk-based capital ratio of 8.00%; a minimum total risk-based capital ratio of 10.00%; and a minimum leverage capital ratio of 5.00%. In the opinion of management, no conditions or events have transpired since December 31, 2020 to change these capital adequacy classifications.
The following tables present the actual capital amounts and ratios for the Bank at December 31, 2020 and 2019 in comparison to the minimum amounts and ratios required for capital adequacy purposes.

	Risk-Based Capital
At December 31, 2020	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$4,964,055	12.18%	$4,964,055	12.18%	$5,145,321	12.62%	$4,964,055	9.48%
Minimum for capital adequacy purposes	1,834,112	4.50	2,445,483	6.00	3,260,643	8.00	2,095,175	4.00

Excess	$3,129,943	7.68%	$2,518,572	6.18%	$1,884,678	4.62%	$2,868,880	5.48%

	Risk-Based Capital
At December 31, 2019	Common Equity Tier 1		Tier 1		Total		Leverage Capital
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital	$4,785,217	12.42%	$4,785,217	12.42%	$4,933,900	12.81%	$4,785,217	9.59%
Minimum for capital adequacy purposes	1,733,085	4.50	2,310,780	6.00	3,081,040	8.00	1,996,288	4.00

Excess	$3,052,132	7.92%	$2,474,437	6.42%	$1,852,860	4.81%	$2,788,929	5.59%

Preferred Stock
On March 17, 2017, the Company issued 20,600,000 depositary shares, each representing a 1/40th interest in a share of the Company’s
Fixed-to-Floating
Rate Series A Noncumulative Perpetual Preferred Stock, par value $0.01 per share, with a liquidation preference of $1,000 per share (equivalent to $25 per depositary share). Dividends will accrue on the depositary shares at a fixed rate equal to 6.375% per annum until March 17, 2027, and a floating rate equal to Three-month LIBOR plus 382.1 basis points per annum beginning on March 17, 2027. Dividends will be payable in arrears on March 17, June 17, September 17, and December 17 of each year, which commenced on June 17, 2017.
Treasury Stock Repurchases
On October 23, 2018, the Board of Directors approved the repurchase of up to $300 million of the Company’s outstanding common stock. As of December 31, 2020, the Company has repurchased a total of 28.9 million shares at an average price of $9.63 or an aggregate purchase of $278.1 million. During the years ended December 31, 2020 and 2019, the Company repurchased 5.0 million and 7.1 million shares, at a cost of $50.2 million and $67.1 million, respectively.